Cash and Cash Equivalents (Excluding Overdrafts) - Summary of Cash and Cash Equivalents (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [line items]
Cash at bank and in hand	£ 269	£ 660
Short-term bank deposits	289	277
Total	£ 558	£ 937